Vanguard FTSE All-World ex-US Small-Cap Index Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Admiral Prospectus [Member] | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Admiral Shares
Prospectus [Line Items]
Annual Return [Percent]	29.87%	2.57%	15.14%	(21.29%)	12.70%	11.91%